Finance Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2017
Finance Lease Obligations [abstract]
Schedule of Operating Lease Payments

	Minimum lease payments
	December 31,	December 31,
	2017	2016
Less than one year	$912	$2,189
Between one and five years	-	912
	912	3,101
Less: future finance charges	(6)	(67)
Present value of minimum lease payments	$906	$3,034

Presented as:
Current portion	$906	$2,128
Non-current portion	-	906